Loans Held-for-Investment (Impaired Loans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired
With no related allowance recorded, recorded investment	$ 11	$ 6
With no related allowance recorded, unpaid principal balance	12	6
With an allowance recorded, recorded investment	46	69
With an allowance recorded, unpaid principal balance	49	69
With an allowance recorded, related allowance	16	13
Total recorded investment	57	75
Total unpaid principal balance	61	75
Average Recorded Investment	66	84	$ 191
Interest Income Recognized	2	3	5
Residential first mortgage
Financing Receivable, Impaired
With no related allowance recorded, recorded investment	11	6
With no related allowance recorded, unpaid principal balance	12	6
With an allowance recorded, recorded investment	22	40
With an allowance recorded, unpaid principal balance	22	40
With an allowance recorded, related allowance	6	5
Total recorded investment	33	46
Total unpaid principal balance	34	46
Average Recorded Investment	38	52	150
Interest Income Recognized	1	1	5
Home Equity
Financing Receivable, Impaired
With an allowance recorded, recorded investment	24	29
With an allowance recorded, unpaid principal balance	27	29
With an allowance recorded, related allowance	10	8
Total recorded investment	24	29
Total unpaid principal balance	27	29
Average Recorded Investment	28	30	39
Interest Income Recognized	1	2	0
Commercial and industrial
Financing Receivable, Impaired
Average Recorded Investment	0	2	2
Interest Income Recognized	$ 0	$ 0	$ 0